Goodwill and Intangible Assets - Carrying Amount of Goodwill for Company's Reportable Segment (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	$ 2,400	$ 2,400